Ordinary Shares - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended					12 Months Ended					37 Months Ended
	Dec. 26, 2017 Vote $ / shares shares	Jun. 30, 2021 shares	Jun. 30, 2018 shares	Jan. 31, 2018 CNY (¥) shares	Jan. 31, 2018 USD ($) $ / shares shares	Nov. 30, 2013 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Jun. 30, 2021 shares	Dec. 31, 2022 USD ($) shares	Nov. 17, 2022 USD ($)	Mar. 16, 2022 USD ($)
Class Of Stock [Line Items]
Number of new shares issued (in shares)						125,000,000
Par value of shares | $ / shares						$ 0.0001
Proceeds from initial public offering, net of issuance costs				¥ 95,100						¥ 651,000	$ 100,000
Share repurchase program, authorized amount | $														$ 20,000	$ 50,000
Shares repurchase program, Number of shares acquired							22,000,000
Shares repurchase program, Share acquired amount							¥ 328,764						$ 47,666
Class A Ordinary Shares
Class Of Stock [Line Items]
Number of new shares issued (in shares)		15,000,000	27,000,000				42,000,000	42,000,000	27,000,000			42,000,000
Par value of shares | $ / shares	$ 0.0001
Stock conversion basis	1
Number of votes per share | Vote	1
Number of shares deemed issued							11,073,226	13,160,846	1,578,904				11,073,226
Shares repurchase program, Number of shares acquired							44,369,636
Class B Ordinary Shares
Class Of Stock [Line Items]
Par value of shares | $ / shares	$ 0.0001
Stock conversion basis	1
Number of votes per share | Vote	10
IPO | ADS
Class Of Stock [Line Items]
Number of new shares issued (in shares)	12,000,000			1,800,000	1,800,000
Price per share | $ / shares	$ 9.00
Proceeds from initial public offering, net of issuance costs				¥ 95,100	$ 14,700
IPO | Class A Ordinary Shares
Class Of Stock [Line Items]
Number of new shares issued (in shares)	24,000,000			3,600,000	3,600,000
Par value of shares | $ / shares					$ 0.0001